Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Detail of Equity Instruments (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Detail of Equity Instruments [Line Items]
Total		$ 9,492	$ 11,912
Equity instruments issued in Chile [Member]
Schedule of Detail of Equity Instruments [Line Items]
Total	[1]	7,277	10,601
Equity instruments issued by foreign institutions [Member]
Schedule of Detail of Equity Instruments [Line Items]
Total		$ 2,215	$ 1,311

[1]	On May 3, 2024, the subsidiary Banchile Corredores de Bolsa sold 546,278 shares of the entity. The fair value of the shares sold and the accumulated gain at the moment of disposal were Ch$2,294 and Ch$1,899 million, respectively. The result obtained has been recorded as a credit in equity accounts.